Schedule of Reconciliation of Convertible Note (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Convertible Notes
Financial derivative liability	$ 384,500	$ 250,921
Financial liability	6,673,747	6,281,411
Convertible note, beginning balance	7,058,247	6,532,332
Loss/(Gain) on financial derivative	5,315,063	(624,654)
Amortization of financial liability	324,962	577,961	$ 928,281
Financial liability movement		428,333
Foreign exchange movement	359,725	226,908
Option fee		(82,633)
Interest expense	18,293
Issued share capital	(13,076,290)
Movement of convertible note	(7,058,247)	525,915
Convertible note, ending balance		$ 7,058,247	$ 6,532,332